Share-Based Compensation - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Operations [Abstract]
Cost of sales		$ 303	$ 139
Research and development		610	240
General and administrative		4,975	1,964
Sales and marketing		719	224
Total share-based compensation expense	$ 1,572	$ 6,607	$ 2,567